SHARE BASED COMPENSATION - Schedule fair values of the options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE BASED COMPENSATION
Weighted average grant date fair value of option per share	$ 12.35	$ 15.99	$ 10.15
Aggregate grant date fair value of options	$ 13,402	$ 10,915	$ 11,551